SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Sales of goods	$ 2,232,132	$ 1,541,811
Provision of services	80,221	5,904
Total revenue	2,312,353	1,547,715
Segment loss	3,674,087	3,168,006
Finance and other costs	678,152	34,031
Depreciation	121,251	75,416
Amortization	1,805	2,257
Change in fair value of derivative liability	1,047,731	157,830
Recovery of write down of inventory (note 5)	105,840	(38,666)
Net loss for the period	5,628,866	3,424,825	$ 19,556,254
Loss on write-off of notes receivable		25,951
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods	2,232,132	1,541,811
Provision of services	80,221	5,904
Total revenue	2,312,353	1,547,715
Segment loss	430,012	1,872,918
Finance and other costs	678,152	34,031
Depreciation	120,536	72,221
Amortization	1,805	2,257
Change in fair value of derivative liability
Recovery of write down of inventory (note 5)	105,840	(38,666)
Net loss for the period	1,336,345	1,942,761
Loss on write-off of notes receivable
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss	3,244,075	1,295,088
Finance and other costs
Depreciation	715	3,195
Amortization
Change in fair value of derivative liability	1,047,731	157,830
Recovery of write down of inventory (note 5)
Net loss for the period	$ 4,292,521	1,482,064
Loss on write-off of notes receivable		$ 25,951